NOTE PAYABLE (Details Narrative) - Noncontrolling Interests in Subsidiaries and Variable Interest Entity [Member]	12 Months Ended
Dec. 31, 2019 USD ($) shares
Notes payable and accrued interest | $	$ 519,499
Warrants to acquire | shares	831,198
Preferred stock shares issued | shares	2,077,994
Convertible preferred stock, shares issued upon conversion | shares	831,198
Convertible notes | $	$ 76,569
Convertible notes paid off with cash | $	$ 90,296